Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 2, 2013
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 2, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 2, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2012

PowerShares Fundamental High Yield Corporate Bond Portfolio (Prospectus Summary): | PowerShares Fundamental High Yield Corporate Bond Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 2, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective December 31, 2012, Research Affiliates, LLC changed the names of the RAFI® High Yield Bond Index and the RAFI® Investment Grade Bond Index (each, an "Underlying Index"), which are the underlying indexes of the PowerShares Fundamental High Yield® Corporate Bond Portfolio and the PowerShares Fundamental Investment Grade Corporate Bond Portfolio, respectively. As of that date, the RAFI® High Yield Bond Index became known as the RAFI® Bonds US High Yield 1-10 Index, and the RAFI® Investment Grade Bond Index became known as the RAFI® Bonds US Investment Grade 1-10 Index. There was no change to the methodology of either Underlying Index.

As a result, effective as of that date, the Prospectus is changed as follows:

•  All references to the RAFI® High Yield Bond Index are deleted and replaced with the following:

  RAFI® Bonds US High Yield 1-10 Index

Please Retain This Supplement For Future Reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
PowerShares Fundamental High Yield Corporate Bond Portfolio (Prospectus Summary): | PowerShares Fundamental High Yield Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental High Yield® Corporate Bond Portfolio
Supplement Text	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 2, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective December 31, 2012, Research Affiliates, LLC changed the names of the RAFI® High Yield Bond Index and the RAFI® Investment Grade Bond Index (each, an "Underlying Index"), which are the underlying indexes of the PowerShares Fundamental High Yield® Corporate Bond Portfolio and the PowerShares Fundamental Investment Grade Corporate Bond Portfolio, respectively. As of that date, the RAFI® High Yield Bond Index became known as the RAFI® Bonds US High Yield 1-10 Index, and the RAFI® Investment Grade Bond Index became known as the RAFI® Bonds US Investment Grade 1-10 Index. There was no change to the methodology of either Underlying Index.

As a result, effective as of that date, the Prospectus is changed as follows:

•  All references to the RAFI® High Yield Bond Index are deleted and replaced with the following:

  RAFI® Bonds US High Yield 1-10 Index

Supplement Closing	ck0001378872_SupplementClosingTextBlock	Please Retain This Supplement For Future Reference.
PowerShares Fundamental High Yield Corporate Bond Portfolio | PowerShares Fundamental High Yield Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHB

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (Prospectus Summary): | PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 2, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective December 31, 2012, Research Affiliates, LLC changed the names of the RAFI® High Yield Bond Index and the RAFI® Investment Grade Bond Index (each, an "Underlying Index"), which are the underlying indexes of the PowerShares Fundamental High Yield® Corporate Bond Portfolio and the PowerShares Fundamental Investment Grade Corporate Bond Portfolio, respectively. As of that date, the RAFI® High Yield Bond Index became known as the RAFI® Bonds US High Yield 1-10 Index, and the RAFI® Investment Grade Bond Index became known as the RAFI® Bonds US Investment Grade 1-10 Index. There was no change to the methodology of either Underlying Index.

As a result, effective as of that date, the Prospectus is changed as follows:

•  All references to the RAFI® Investment Grade Bond Index are deleted and replaced with the following:

  RAFI® Bonds US Investment Grade 1-10 Index

Please Retain This Supplement For Future Reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (Prospectus Summary): | PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Supplement Text	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 2, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective December 31, 2012, Research Affiliates, LLC changed the names of the RAFI® High Yield Bond Index and the RAFI® Investment Grade Bond Index (each, an "Underlying Index"), which are the underlying indexes of the PowerShares Fundamental High Yield® Corporate Bond Portfolio and the PowerShares Fundamental Investment Grade Corporate Bond Portfolio, respectively. As of that date, the RAFI® High Yield Bond Index became known as the RAFI® Bonds US High Yield 1-10 Index, and the RAFI® Investment Grade Bond Index became known as the RAFI® Bonds US Investment Grade 1-10 Index. There was no change to the methodology of either Underlying Index.

As a result, effective as of that date, the Prospectus is changed as follows:

•  All references to the RAFI® Investment Grade Bond Index are deleted and replaced with the following:

  RAFI® Bonds US Investment Grade 1-10 Index

Supplement Closing	ck0001378872_SupplementClosingTextBlock	Please Retain This Supplement For Future Reference.
PowerShares Fundamental Investment Grade Corporate Bond Portfolio | PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIG